Amount of Stock-Based Compensation Expense Recognized In SG&A and the Tax Benefit Recognized In Income Tax (Benefit) Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SG&A	$ 10	$ 10	$ 4
Total recognized tax benefit	$ 4	$ 4	$ 2